11. Share-based payments (Details 5)	12 Months Ended
Dec. 31, 2017 Segment R$ / shares
Smiles S.A. ("Smiles") [Member]
Total of stock options
Options outstanding as ending	253,053
Stock Option Plan [Member]
Total of stock options
Options outstanding as beginning	8,992,055
Options exercised	(476,766)
Options outstanding as ending	9,040,293
Weighted average exercise price
Options outstanding as beginning | R$ / shares	R$ 9.14
Options exercised | R$ / shares	5.65
Options outstanding as ending | R$ / shares	R$ 8.63
Stock Option Plan [Member] | Smiles S.A. ("Smiles") [Member]
Total of stock options
Options outstanding as beginning	483,053
Options exercised	(230,000)
Options outstanding as ending	253,053
Weighted average exercise price
Options outstanding as beginning | R$ / shares	R$ 30.21
Options exercised | R$ / shares	16.45
Options outstanding as ending | R$ / shares	R$ 29.24